Employee Benefits - Effect of variation in assumptions (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Current Service Cost	$ 1,130	$ 766	$ 729
Remeasurements of the Net Defined Benefit Liability (Assets)	7,048	7,600
Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	4,640	5,063
Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,940	1,975
Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	468	562
Net benefit cost recognized in the consolidated statements of income
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	894	724	655
Gain or Loss on Settlement or Curtailment	276	82	0
Net Interest on the Net Defined Benefit Liability	508	485	450
Net benefit cost recognized in the consolidated statements of income | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	534	390	372
Gain or Loss on Settlement or Curtailment	220	55	0
Net Interest on the Net Defined Benefit Liability	313	319	305
Net benefit cost recognized in the consolidated statements of income | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	328	290	239
Gain or Loss on Settlement or Curtailment	27	3	0
Net Interest on the Net Defined Benefit Liability	150	114	91
Net benefit cost recognized in the consolidated statements of income | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	32	44	44
Gain or Loss on Settlement or Curtailment	29	24	0
Net Interest on the Net Defined Benefit Liability	45	$ 52	$ 54
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of discount rates
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	1,013
Gain or Loss on Settlement or Curtailment	(253)
Net Interest on the Net Defined Benefit Liability	395
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of discount rates | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	640
Gain or Loss on Settlement or Curtailment	(203)
Net Interest on the Net Defined Benefit Liability	222
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of discount rates | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	325
Gain or Loss on Settlement or Curtailment	(24)
Net Interest on the Net Defined Benefit Liability	135
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of discount rates | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	48
Gain or Loss on Settlement or Curtailment	(26)
Net Interest on the Net Defined Benefit Liability	38
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of expected rates of salary increases
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	1,196
Gain or Loss on Settlement or Curtailment	(289)
Net Interest on the Net Defined Benefit Liability	550
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of expected rates of salary increases | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	764
Gain or Loss on Settlement or Curtailment	(232)
Net Interest on the Net Defined Benefit Liability	341
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of expected rates of salary increases | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	374
Gain or Loss on Settlement or Curtailment	(28)
Net Interest on the Net Defined Benefit Liability	164
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of expected rates of salary increases | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	58
Gain or Loss on Settlement or Curtailment	(29)
Net Interest on the Net Defined Benefit Liability	45
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Postretirement medical services | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	71
Gain or Loss on Settlement or Curtailment	(32)
Net Interest on the Net Defined Benefit Liability	54
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of discount rates
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	1,211
Gain or Loss on Settlement or Curtailment	(293)
Net Interest on the Net Defined Benefit Liability	590
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of discount rates | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	767
Gain or Loss on Settlement or Curtailment	(233)
Net Interest on the Net Defined Benefit Liability	370
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of discount rates | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	374
Gain or Loss on Settlement or Curtailment	(28)
Net Interest on the Net Defined Benefit Liability	166
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of discount rates | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	70
Gain or Loss on Settlement or Curtailment	(32)
Net Interest on the Net Defined Benefit Liability	54
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of expected rates of salary increases
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	1,026
Gain or Loss on Settlement or Curtailment	(256)
Net Interest on the Net Defined Benefit Liability	437
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of expected rates of salary increases | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	644
Gain or Loss on Settlement or Curtailment	(203)
Net Interest on the Net Defined Benefit Liability	256
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of expected rates of salary increases | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	324
Gain or Loss on Settlement or Curtailment	(24)
Net Interest on the Net Defined Benefit Liability	136
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of expected rates of salary increases | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	58
Gain or Loss on Settlement or Curtailment	(29)
Net Interest on the Net Defined Benefit Liability	45
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Postretirement medical services | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	47
Gain or Loss on Settlement or Curtailment	(26)
Net Interest on the Net Defined Benefit Liability	38
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Actuarial assumption of discount rates
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,488
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Actuarial assumption of discount rates | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,478
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Actuarial assumption of discount rates | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	36
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Actuarial assumption of discount rates | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	(26)
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Actuarial assumption of expected rates of salary increases
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,703
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Actuarial assumption of expected rates of salary increases | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,689
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Actuarial assumption of expected rates of salary increases | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	49
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Actuarial assumption of expected rates of salary increases | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	(35)
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Postretirement medical services | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	(47)
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Actuarial assumption of discount rates
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,771
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Actuarial assumption of discount rates | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,772
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Actuarial assumption of discount rates | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	46
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Actuarial assumption of discount rates | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	(47)
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Actuarial assumption of expected rates of salary increases
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,544
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Actuarial assumption of expected rates of salary increases | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,551
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Actuarial assumption of expected rates of salary increases | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	28
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Actuarial assumption of expected rates of salary increases | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	(35)
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Postretirement medical services | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	$ (25)